Supplemental Information on Statement of Cash Flows - Summary of Supplemental Information on Statement of Cash Flows (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Additional information on cash flows:
Withholding income tax paid on behalf of third-parties	$ 658	$ 445
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit	76	42
Lease	1,319
Provision/(reversals) for decommissioning costs	(19)	24
Use of deferred tax and judicial deposit for the payment of contingency	$ 2	$ 8